Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 4,139	$ 5,106	$ 5,534
Settlements	(822)	(709)	(349)
Revaluations	(272)	(614)	(495)
Discount unwind (Note 3)	278	356	416
Foreign exchange	642
Contingent liabilities recognised in business combination at end of period	$ 3,323	4,139	5,106
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	7.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	9.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 3,300	3,983
Foreign exchange	346
Contingent liabilities recognised in business combination at end of period	2,932	3,300	3,983
Revaluations of contingent consideration	51	$ 516	$ 482
Increase/decrease in contingent consideration balance with change in current estimates	$ 293
The increase/decrease in sales estimates	10.00%
Discount rate - contingent consideration	8.00%